Loans Receivable (Details 6) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Credit Quality Indicators
Loans	$ 337,784,984	$ 312,568,636
Not Rated
Credit Quality Indicators
Loans	29,763,254	32,832,476
Pass
Credit Quality Indicators
Loans	108,074,569	97,431,268
Special Mention
Credit Quality Indicators
Loans	845,518	0
Substandard
Credit Quality Indicators
Loans	2,395,128	1,193,237
Doubtful
Credit Quality Indicators
Loans	49,037	113,446
Commercial real estate
Credit Quality Indicators
Loans	90,251,024	84,106,515
Commercial real estate | Not Rated
Credit Quality Indicators
Loans	14,936,797	16,927,391
Commercial real estate | Pass
Credit Quality Indicators
Loans	33,926,635	29,751,826
Commercial real estate | Special Mention
Credit Quality Indicators
Loans	418,039	0
Commercial real estate | Substandard
Credit Quality Indicators
Loans	1,545,974	699,572
Commercial real estate | Doubtful
Credit Quality Indicators
Loans	49,037	85,123
Commercial loans
Credit Quality Indicators
Loans	50,876,482	47,463,912
Commercial loans | Not Rated
Credit Quality Indicators
Loans	14,826,457	15,905,085
Commercial loans | Pass
Credit Quality Indicators
Loans	74,147,934	67,679,442
Commercial loans | Special Mention
Credit Quality Indicators
Loans	427,479	0
Commercial loans | Substandard
Credit Quality Indicators
Loans	849,154	493,665
Commercial loans | Doubtful
Credit Quality Indicators
Loans	$ 0	$ 28,323